Asset Impairment Charges and Reversals Estimated The Fair Value Less Costs Of Disposal (Details) $ / shares in Units, CAD in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Disclosure of fair value measurement of assets [line items]
Coal | CAD	CAD 58		CAD 65
Minimum
Disclosure of fair value measurement of assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	5.50%	5.50%	5.50%	5.50%
Maximum
Disclosure of fair value measurement of assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	6.00%	6.00%	6.00%	6.00%
U.S. Coal | Minimum
Disclosure of fair value measurement of assets [line items]
Average power prices | $ / shares		$ 21.50		$ 22.00	$ 24.00
Coal | $		$ 2.08		$ 1.69	$ 2.44
Discount rate used in current measurement of fair value less costs of disposal	7.90%	7.90%	5.40%	5.40%	5.20%
U.S. Coal | Maximum
Disclosure of fair value measurement of assets [line items]
Average power prices | $ / shares		$ 34.81		$ 46.00	$ 50.00
Coal | $		$ 2.29		$ 2.09	$ 2.90
Discount rate used in current measurement of fair value less costs of disposal	9.00%	9.00%	5.70%	5.70%	6.20%